Financial instruments (Detail 11) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Deposits from retail clients	R$ 1,543,359	R$ 8,274,868
Deposits in payment accounts	994,878	7,633,683
Deposits in accounts of record	548,481	641,185
Time deposits from retail clients	9,547,626	429,941
Deposits from banks	R$ 11,090,985	R$ 8,704,809